Consolidated Balance Sheets (Parenthetical) - $ / shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	[1]	$ 0	$ 0
Common Stock, Shares Authorized, Unlimited [Fixed List]		Unlimited	Unlimited
Common Stock, Shares, Issued	[1]	4,701,331	619,611
Common Stock, Shares, Outstanding	[1]	4,641,331	559,611
Preferred stock, par or stated value per share		$ 0
Preferred stock, shares issued		274,367
Preferred stock, shares outstanding		274,367

[1]	The shares and per share data are presented on a retroactive basis to reflect the Share Combination (Note 1).